Submission	Apr. 28, 2025
Submission [Line Items]
Central Index Key	0001799208
Registrant Name	Dun & Bradstreet Holdings, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES